Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3 - FAIR VALUE MEASUREMENTS

A.	Estimates of fair value

The following is an analysis of the financial instruments measured at fair value, according to valuation methods. Inputs for the assets and liabilities that are not based on observable market data (unobservable inputs) (Level 3).

The Company's financial liability at fair value through profit or loss is the anti-dilution derivatives, classified as liabilities, and amounted to $68 and $97 as of December 31, 2019 and 2018, respectively.

The following table presents the assumptions that were used for the models as of December 31, 2018:

	Alpha	Meitav Dash and Ami Sagy*

Probability	5%	5%

Expected volatility	57.33%	53.31%
Risk free interest rate	0.47%	0.55%
Expected term (years)	0.82	0.99

The following table presents the assumptions that were used for the models as of December 31, 2019:

	Ami Sagy*	US investors -2019 agreement

Probability	3%	3%

Expected volatility	59.58%	59.58%
Risk free interest rate	1.62%	1.62%
Expected term (years)	2.68	2.68

B.	Financial instruments in level 3

The following table presents the Level 3 anti-dilution instrument roll-forward:

	2017	2018	2019
Opening balance as of beginning of year	-	(41)	(97)
Issuance	(38)	-	(100)
Exercise of anti-dilution derivatives	-	-	2,024
Loss from changes in fair value of financial instruments	(3)	(56)	(1,895)
Closing balance as of end of year	(41)	(97)	(68)

The following table presents the Level 3 warrants roll-forward:

2019
Opening balance as of beginning of year	-
Classification of warrants from equity to liability	(1,804)
Loss from changes in fair value of financial instruments	(1,335)
Classification of warrants from liability to equity	3,139
Closing balance as of end of year	-